Other Long-Term Liabilities (Narrative) (Details) € in Thousands	12 Months Ended
Dec. 31, 2015 EUR (€)
Other Long-term Liabilities 1	26
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Other Long-term Liabilities 2	27
Other Long-term Liabilities 3	€ 474
Other Long-term Liabilities 4	460
Other Long-term Liabilities 5	1
Other Long-term Liabilities 6	749
Other Long-term Liabilities 7	614
Other Long-term Liabilities 8	€ 15
Other Long-term Liabilities 9	28